Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Equity Focus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 13, 2020

to the Summary Prospectuses and Prospectuses

dated November 1, 2019, as supplemented

Effective immediately, the JPMorgan Equity Focus Fund (the “Fund”) will operate as a diversified investment company. Accordingly, all references to the Fund being a “non-diversified” fund in the Fund’s prospectuses and summary prospectuses are hereby deleted. In addition, the changes described below are made to the prospectuses and summary prospectuses.

•
The first sentence of the first paragraph under “What are the Fund’s main investment strategies?” in the Risk/Return Summary and under the “More About the Funds — Additional Information about the Funds’ Investment Strategies — Equity Focus Fund” section shall be deleted and replaced in its entirety with the following sentence: “The Fund is normally managed as a core portfolio, but which has the ability to pro-actively invest more heavily in either growth or value securities depending on market conditions and the convictions of the adviser.”

•
The fourth paragraph under “What are the Fund’s main investment strategies?” in the Risk/Return Summary and under the “More About the Funds — Additional Information about the Funds’ Investment Strategies — Equity Focus Fund” is hereby removed in its entirety.

•
The risk factor entitled “Non-Diversified Fund Risk” under “The Fund’s Main Investment Risks” in the Risk/Return Summary and under the “Investment Risks” in the “More About the Funds” section is hereby deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES

FOR FUTURE REFERENCE

JPMorgan Equity Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Equity Focus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 13, 2020

to the Summary Prospectuses and Prospectuses

dated November 1, 2019, as supplemented

Effective immediately, the JPMorgan Equity Focus Fund (the “Fund”) will operate as a diversified investment company. Accordingly, all references to the Fund being a “non-diversified” fund in the Fund’s prospectuses and summary prospectuses are hereby deleted. In addition, the changes described below are made to the prospectuses and summary prospectuses.

•
The first sentence of the first paragraph under “What are the Fund’s main investment strategies?” in the Risk/Return Summary and under the “More About the Funds — Additional Information about the Funds’ Investment Strategies — Equity Focus Fund” section shall be deleted and replaced in its entirety with the following sentence: “The Fund is normally managed as a core portfolio, but which has the ability to pro-actively invest more heavily in either growth or value securities depending on market conditions and the convictions of the adviser.”

•
The fourth paragraph under “What are the Fund’s main investment strategies?” in the Risk/Return Summary and under the “More About the Funds — Additional Information about the Funds’ Investment Strategies — Equity Focus Fund” is hereby removed in its entirety.

•
The risk factor entitled “Non-Diversified Fund Risk” under “The Fund’s Main Investment Risks” in the Risk/Return Summary and under the “Investment Risks” in the “More About the Funds” section is hereby deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES

FOR FUTURE REFERENCE